Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 29, 2010	Oct. 05, 2013	Oct. 06, 2012	Oct. 05, 2013	Oct. 06, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Related Party Transactions (Additional Textual) [Abstract]
Amount received from the issuance of common stock to related parties	$ 30,000,000							$ 30,000,000
Annual monitoring fee paid		200,000	200,000	700,000	700,000	1,000,000	1,000,000	1,000,000
Morgan Stanley [Member]
Related Party Transactions (Additional Textual) [Abstract]
Bridge loan								25,000,000
MSPE [Member]
Related Party Transactions (Additional Textual) [Abstract]
Annual monitoring fee				800,000		800,000
Graycliff [Member]
Related Party Transactions (Additional Textual) [Abstract]
Annual monitoring fee				$ 200,000		$ 200,000